Other liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Details
Derivative instruments		$ 137	$ 528
Deferred income	[1]	24,471	24,606
Other			762
Total		24,608	25,896
Current		9,415	11,085
Non-current		15,193	14,811
Total		$ 24,608	$ 25,896

[1]	Deferred income include prepayment for services and supplemental payment.